CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 758,933,621	$ 616,321,669
Intangible assets	15,956,070	24,212,452
Biological assets	89,242,177	38,299,254
Investment in associates	34,360,068	37,860,820
Inventories	5,981,574	6,813,989
Other non-financial assets	304,343	765,683
Trade and other receivables	154,597,455	131,784,373
Other financial assets	38,740,617	3,632,284
Deferred tax asset	12,663,514	2,602,356
Total non current assets	1,110,779,439	862,292,880
Current assets
Biological assets current	6,758,707	9,181,119
Inventories current	8,939,956	19,681,975
Other non-financial assets current	12,220,611	2,777,364
Trade and other receivables current	161,280,356	136,683,090
Other financial assets current	89,838,080	129,998,893
Cash and cash equivalents	13,470,493	28,785,809
Total current assets	292,508,203	327,108,250
Total assets	1,403,287,642	1,189,401,130
Equity
Capital stock	1,514,022	1,514,022
Adjustment to capital stock	246,927,434	246,927,434
Legal reserve	41,261,481	38,296,802
Voluntary reserve	346,305,972	485,798,841
Other equity accounts	(22,528,983)	(18,091,155)
Voluntary reserve for future dividends distribution	73,320,698	0
Retained earnings	148,019,840	58,818,155
Equity attributable to holders of the parent	834,820,464	813,264,099
Non-controlling interests	21,751,086	616,612
Total equity	856,571,550	813,880,711
Non-current liabilities
Other non-financial liabilities	28,078,227	23,580,634
Loans and borrowings	286,373,907	140,883,742
Compensation and employee benefits liabilities	3,309,290	2,321,472
Provisions	1,934,005	184,892
Deferred income tax liabilities	79,164,462	76,196,163
Total non-current liabilities	398,859,891	243,166,903
Current liabilities
Trade and other payables	49,803,473	23,376,350
Other non-financial liabilities current	25,617,934	27,316,831
Loans and borrowings current	48,810,618	56,632,669
Compensation and employee benefit liabilities	15,726,816	10,034,781
Income tax payable	6,273,203	14,849,276
Provisions current	1,624,157	143,609
Total current liabilities	147,856,201	132,353,516
Total liabilities	546,716,092	375,520,419
Total equity and liabilities	$ 1,403,287,642	$ 1,189,401,130